CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	$ 1,465	Rp 20,589	Rp 18,241
Other current financial assets	93	1,303	554
Trade and other receivables	822	11,554	11,272
Contract assets	74	1,036	629
Inventories	70	983	585
Prepaid income taxes	77	1,079	310
Prepaid other taxes	210	2,945	3,251
Contract cost	32	454	534
Other current assets	469	6,586	5,541
Total Current Assets	3,312	46,529	40,917
NON-CURRENT ASSETS
Contract assets	14	203	315
Long-term investments in financial instrument	288	4,045	1,346
Long-term investments in associates	14	192	1,210
Contract cost	89	1,254	651
Property and equipment	11,326	159,123	153,174
Right of use assets	1,360	19,104	20,893
Intangible assets	487	6,846	6,446
Deferred tax assets - net	266	3,743	2,779
Other non-current assets	344	4,834	7,326
Total Non-current Assets	14,188	199,344	194,140
TOTAL ASSETS	17,500	245,873	235,057
CURRENT LIABILITIES
Trade and other payables	1,251	17,577	14,324
Contract liabilities	557	7,832	7,430
Current income tax liabilities	92	1,291	1,545
Other tax liabilities	101	1,422	1,886
Accrued expenses	1,015	14,265	12,761
Customer deposits	144	2,024	1,289
Short-term bank loans and current maturities of long-term borrowings	1,373	19,284	17,451
Current maturities of lease liabilities	342	4,805	4,663
Total Current Liabilities	4,875	68,500	61,349
NON-CURRENT LIABILITIES
Deferred tax liabilities - net	43	607	1,204
Contract liabilities	72	1,007	805
Long service award provisions	89	1,254	1,066
Pension benefits and other post-employment benefits obligations	924	12,976	8,078
Long-term loans and other borrowings	2,175	30,561	32,289
Lease liabilities	717	10,072	12,554
Other liabilities	27	382	488
Total Non-current Liabilities	4,047	56,859	56,484
TOTAL LIABILITIES	8,922	125,359	117,833
EQUITY
Capital stock	353	4,953	4,953
Additional paid-in capital	141	1,977	1,977
Retained earnings	6,776	95,208	92,644
Other reserves	17	236	222
Net equity attributable to owners of the parent company	7,287	102,374	99,796
Non-controlling interest	1,291	18,140	17,428
TOTAL EQUITY	8,578	120,514	117,224
TOTAL LIABILITIES AND EQUITY	$ 17,500	Rp 245,873	Rp 235,057